Shareholder Report, Holdings (Details) - Adasina Social Justice All Cap Global ETF [Member]	Aug. 31, 2026
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hydro One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Sherwin-Williams Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.60%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other
Holdings [Line Items]
Percent of Net Asset Value	20.40%